UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7478

Name of Fund: MuniVest Fund II, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, MuniVest Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Alabama - 2.7%         $ 5,000   Huntsville, Alabama, Health Care Authority Revenue Bonds, Series B, 5.75% due
                                 6/01/2032                                                                               $    5,317
                       ------------------------------------------------------------------------------------------------------------
                         2,900   Tuscaloosa, Alabama, Special Care Facilities Financing Authority, Residential Care
                                 Facility Revenue Bonds (Capstone Village, Inc. Project) Series A, 5.875% due
                                 8/01/2036                                                                                    2,917
-----------------------------------------------------------------------------------------------------------------------------------
Arizona - 3.4%           1,000   Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.75% due 7/01/2029                                                      995
                       ------------------------------------------------------------------------------------------------------------
                         2,315   Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                                 Refunding, 7.50% due 7/01/2010 (d)                                                           2,619
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series C, 6.75% due 7/01/2031                                                                2,081
                       ------------------------------------------------------------------------------------------------------------
                           960   Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter Schools
                                 Project II), Series A, 6.75% due 7/01/2021                                                   1,009
                       ------------------------------------------------------------------------------------------------------------
                         3,465   Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                                 System Revenue Bonds, Series A, 5% due 1/01/2037                                             3,591
-----------------------------------------------------------------------------------------------------------------------------------
California - 7.2%        6,300   California Health Facilities Financing Authority Revenue Bonds (Kaiser Permanente),
                                 Series A, 5.25% due 4/01/2039                                                                6,498
                       ------------------------------------------------------------------------------------------------------------
                           315   California State, GO, 5.50% due 4/01/2014 (j)                                                  349
                       ------------------------------------------------------------------------------------------------------------
                           470   California State, GO, 5.50% due 4/01/2014 (j)                                                  521
                       ------------------------------------------------------------------------------------------------------------
                         2,985   California State, GO, 5.50% due 4/01/2028                                                    3,227
                       ------------------------------------------------------------------------------------------------------------
                         3,675   California State, GO, 5.50% due 4/01/2030                                                    3,960
                       ------------------------------------------------------------------------------------------------------------
                         6,010   Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                                 Revenue Bonds, Series A-3, 7.875% due 6/01/2042                                              7,211
-----------------------------------------------------------------------------------------------------------------------------------
Colorado - 3.7%            225   Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%
                                 due 4/01/2031                                                                                  232
                       ------------------------------------------------------------------------------------------------------------
                         3,025   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series A, 7.35% due 9/01/2031                                                                3,201
                       ------------------------------------------------------------------------------------------------------------
                           930   Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee),
                                 Series B, 7% due 9/01/2031                                                                     953
                       ------------------------------------------------------------------------------------------------------------
                         1,325   North Range, Colorado, Metropolitan District Number 1, GO, 7.25% due 12/15/2031              1,420
                       ------------------------------------------------------------------------------------------------------------
                         3,300   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8% due 12/01/2025                                                         3,624
                       ------------------------------------------------------------------------------------------------------------
                           820   Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public
                                 Improvement Fees), 8.125% due 12/01/2025                                                       822
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Southlands, Colorado, Medical District, GO (Metropolitan District Number 1), 7% due
                                 12/01/2024                                                                                   1,095
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of MuniVest Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
GO           General Obligation Bonds
HDA          Housing Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDB          Industrial Development Board
IDR          Industrial Development Revenue Bonds
M/F          Multi-Family
PCR          Pollution Control Revenue Bonds
RIB          Residual Interest Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Connecticut - 1.2%     $ 1,165   Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet Inc.
                                 Project), AMT, 7.95% due 4/01/2026                                                      $    1,381
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Mohegan Tribe Indians Gaming Authority, Connecticut, Public Improvement Revenue
                                 Refunding Bonds (Priority Distribution), 6.25% due 1/01/2031                                 2,125
-----------------------------------------------------------------------------------------------------------------------------------
Delaware - 0.3%          1,000   New Castle County, Delaware, PCR (General Motors Corporation Project), VRDN, 7.75%
                                 due 10/01/2008 (l)                                                                           1,000
-----------------------------------------------------------------------------------------------------------------------------------
Florida - 8.4%           2,350   Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                                 Revenue Bonds, Series A, 6.375% due 5/01/2035                                                2,487
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                                 Revenue Bonds, Series B, 5.75% due 5/01/2013                                                 1,300
                       ------------------------------------------------------------------------------------------------------------
                         8,000   Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), Series C, 5.25% due 11/15/2036                                    8,263
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                                 Bonds, Series A, 6.25% due 5/01/2037                                                         4,336
                       ------------------------------------------------------------------------------------------------------------
                         1,280   Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                                 (Adventist Health System), 5.625% due 11/15/2032                                             1,356
                       ------------------------------------------------------------------------------------------------------------
                         1,135   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, 6.25% due 5/01/2034                                                        1,210
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Orlando, Florida, Urban Community Development District, Capital Improvement Special
                                 Assessment Bonds, Series A, 6.95% due 5/01/2033                                              1,077
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Palm Coast Park Community Development District, Florida, Special Assessment Revenue
                                 Bonds, 5.70% due 5/01/2037                                                                   1,256
                       ------------------------------------------------------------------------------------------------------------
                           900   Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                                 6.75% due 5/01/2032                                                                            955
                       ------------------------------------------------------------------------------------------------------------
                           935   Preserve at Wilderness Lake, Florida, Community Development District, Capital
                                 Improvement Bonds, Series A, 7.10% due 5/01/2033                                             1,016
                       ------------------------------------------------------------------------------------------------------------
                         2,000   West Villages Improvement District, Florida, Special Assessment Revenue Bonds (Unit
                                 of Development Number 3), 5.50% due 5/01/2037                                                2,009
-----------------------------------------------------------------------------------------------------------------------------------
Georgia - 5.8%           2,000   Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due
                                 12/01/2024                                                                                   2,210
                       ------------------------------------------------------------------------------------------------------------
                         1,225   Brunswick & Glynn County, Georgia, Development Authority, First Mortgage Revenue
                                 Bonds (Coastal Community Retirement Corporation Project), Series A, 7.125% due
                                 1/01/2025                                                                                    1,209
                       ------------------------------------------------------------------------------------------------------------
                         1,075   Fulton County, Georgia, Development Authority, PCR (General Motors Corporation),
                                 Refunding, VRDN, 8% due 4/01/2010 (l)                                                        1,075
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Fulton County, Georgia, Residential Care Facilities, Revenue Refunding Bonds
                                 (Canterbury Court Project), Series A, 6.125% due 2/15/2026                                   2,081
                       ------------------------------------------------------------------------------------------------------------
                         5,620   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                                 due 1/01/2018                                                                                6,483
                       ------------------------------------------------------------------------------------------------------------
                           380   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series W, 6.60%
                                 due 1/01/2018 (c)                                                                              438
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Georgia Municipal Electric Authority, Power Revenue Refunding Bonds, Series X, 6.50%
                                 due 1/01/2020                                                                                1,457
                       ------------------------------------------------------------------------------------------------------------
                         1,350   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                 College and State University Foundation), 5.50% due 9/01/2024                                1,404
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 1,000   Milledgeville-Baldwin County, Georgia, Development Authority Revenue Bonds (Georgia
                                 College and State University Foundation), 5.625% due 9/01/2030                          $    1,050
-----------------------------------------------------------------------------------------------------------------------------------
Idaho - 0.1%               185   Idaho Housing Agency, S/F Mortgage Revenue Refunding Bonds,  AMT, Series E-2, 6.90%
                                 due 1/01/2027                                                                                  190
-----------------------------------------------------------------------------------------------------------------------------------
Illinois - 14.1%         3,000   Chicago, Illinois, O'Hare International Airport, Revenue Refunding Bonds, DRIVERS,
                                 AMT, Series 253, 7.505% due 1/01/2020 (i)(m)                                                 3,383
                       ------------------------------------------------------------------------------------------------------------
                         4,000   Chicago, Illinois, O'Hare International Airport, Special Facility Revenue Refunding
                                 Bonds (American Airlines Inc. Project), 8.20% due 12/01/2024                                 4,108
                       ------------------------------------------------------------------------------------------------------------
                           235   Chicago, Illinois, S/F Mortgage Revenue Bonds, AMT, Series C, 7% due 3/01/2032 (f)(g)          241
                       ------------------------------------------------------------------------------------------------------------
                           800   Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032            860
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Chicago, Illinois, Tax Allocation Bonds (Kingsbury Redevelopment Project), Series A,
                                 6.57% due 2/15/2013                                                                          1,039
                       ------------------------------------------------------------------------------------------------------------
                         2,800   Hodgkins, Illinois, Environmental Improvement Revenue Bonds (Metro Biosolids
                                 Management LLC Project), AMT, 6% due 11/01/2023                                              2,925
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Illinois Development Finance Authority Revenue Bonds (Community Rehabilitation
                                 Providers Facilities), Series A, 6.50% due 7/01/2022                                         1,075
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Illinois Development Finance Authority, Revenue Refunding Bonds (Community
                                 Rehabilitation Providers Facilities), Series A, 6% due 7/01/2015                             2,551
                       ------------------------------------------------------------------------------------------------------------
                           415   Illinois HDA, Revenue Refunding Bonds (M/F Program), Series 5, 6.75% due 9/01/2023             416
                       ------------------------------------------------------------------------------------------------------------
                           500   Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg),
                                 Series A, 5.625% due 2/15/2037                                                                 503
                       ------------------------------------------------------------------------------------------------------------
                         1,035   Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project),
                                 Series A, 6% due 5/15/2037                                                                   1,062
                       ------------------------------------------------------------------------------------------------------------
                         2,600   Kane and De Kalb Counties, Illinois, Community Unit School District Number 302, GO,
                                 DRIVERS, Series 283, 7.535% due 2/01/2018 (d)(m)                                             3,139
                       ------------------------------------------------------------------------------------------------------------
                         2,000   McLean and Woodford Counties, Illinois, Community Unit, School District Number 005,
                                 GO, Refunding, 6.375% due 12/01/2016 (h)                                                     2,237
                       ------------------------------------------------------------------------------------------------------------
                         3,200   Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax, Revenue
                                 Refunding Bonds, DRIVERS, Series 269, 7.524% due 6/15/2023 (i)(m)                            3,789
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 7.20% due
                                 11/01/2020 (b)                                                                               1,833
                       ------------------------------------------------------------------------------------------------------------
                         7,000   Regional Transportation Authority, Illinois, Revenue Bonds, Series A, 6.70% due
                                 11/01/2021 (d)                                                                               8,503
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Regional Transportation Authority, Illinois, Revenue Bonds, Series C, 7.75% due
                                 6/01/2020 (d)                                                                                3,355
                       ------------------------------------------------------------------------------------------------------------
                         1,580   Village of Wheeling, Illinois, Revenue Bonds (North Milwaukee/Lake-Cook Tax Increment
                                 Financing (TIF) Redevelopment Project), 6% due 1/01/2025                                     1,532
-----------------------------------------------------------------------------------------------------------------------------------
Indiana - 10.9%          8,245   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                                 (Clarian Health Obligation), Series A, 5.25% due 2/15/2040                                   8,488
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Indiana Health and Educational Facilities Financing Authority, Hospital Revenue Bonds
                                 (Schneck Memorial Hospital Project), Series A, 5.25% due 2/15/2030                           2,068
                       ------------------------------------------------------------------------------------------------------------
                         5,545   Indiana State HFA, S/F Mortgage Revenue Refunding Bonds, Series A, 6.80% due
                                 1/01/2017 (e)                                                                                5,678
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 7.25%
                                 due 6/01/2015                                                                                2,338
                       ------------------------------------------------------------------------------------------------------------
                         3,775   Indiana Transportation Finance Authority, Highway Revenue Bonds, Series A, 6.80% due
                                 12/01/2016                                                                                   4,430
                       ------------------------------------------------------------------------------------------------------------
                         8,750   Indianapolis, Indiana, Local Public Improvement Bond Bank, Revenue Refunding Bonds,
                                 Series D, 6.75% due 2/01/2014                                                                9,942
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Louisiana - 9.3%       $ 5,000   Louisiana Local Government, Environmental Facilities, Community Development Authority
                                 Revenue Bonds (Capital Projects and Equipment Acquisition), Series A, 6.30% due
                                 7/01/2030 (b)                                                                           $    5,622
                       ------------------------------------------------------------------------------------------------------------
                         8,260   Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan
                                 Missionaries of Our Lady Health System, Inc.), Series A, 5.25% due 8/15/2036                 8,502
                       ------------------------------------------------------------------------------------------------------------
                        10,000   Port New Orleans, Louisiana, IDR, Refunding (Continental Grain Company Project),
                                 6.50% due 1/01/2017                                                                         10,182
                       ------------------------------------------------------------------------------------------------------------
                         3,600   Sabine River Authority, Louisiana, Water Facilities Revenue Refunding Bonds
                                 (International Paper Company), 6.20% due 2/01/2025                                           3,819
-----------------------------------------------------------------------------------------------------------------------------------
Maryland - 1.6%          2,000   Maryland State Energy Financing Administration, Solid Waste Disposal Revenue Bonds,
                                 Limited Obligation (Wheelabrator Water Projects), AMT, 6.45% due 12/01/2016                  2,052
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Maryland State Health and Higher Educational Facilities Authority Revenue Bonds
                                 (University of Maryland Medical System), Series B, 7% due 7/01/2022 (d)                      1,277
                       ------------------------------------------------------------------------------------------------------------
                         1,230   Montgomery County, Maryland, Special Obligation, GO (West Germantown Development
                                 District), Series A, 6.70% due 7/01/2027 (k)                                                 1,385
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts - 4.9%     1,000   Massachusetts State College Building Authority, Project Revenue Refunding Bonds,
                                 Senior-Series A, 7.50% due 5/01/2011                                                         1,152
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Massachusetts State Development Finance Agency, Revenue Refunding Bonds (Eastern
                                 Nazarene College), 5.625% due 4/01/2029                                                      1,263
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds,
                                 DRIVERS, Series 1052, 6.051% due 8/15/2013 (h)(m)                                            5,360
                       ------------------------------------------------------------------------------------------------------------
                         6,000   Massachusetts State Water Resource Authority Revenue Bonds, Series A, 6.50% due
                                 7/15/2019                                                                                    7,023
-----------------------------------------------------------------------------------------------------------------------------------
Michigan - 4.5%          2,300   Delta County, Michigan, Economic Development Corporation, Environmental Improvement
                                 Revenue Refunding Bonds (Mead Westvaco-Escanaba), Series A, 6.25% due 4/15/2012 (j)          2,579
                       ------------------------------------------------------------------------------------------------------------
                         3,100   Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley
                                 Medical Center), Series A, 6% due 7/01/2020 (a)                                              3,322
                       ------------------------------------------------------------------------------------------------------------
                         4,320   Macomb County, Michigan, Hospital Finance Authority, Hospital Revenue Bonds (Mount
                                 Clemens General Hospital), Series B, 5.875% due 11/15/2034                                   4,527
                       ------------------------------------------------------------------------------------------------------------
                         3,000   Pontiac, Michigan, Tax Increment Finance Authority, Revenue Refunding Bonds
                                 (Development Area Number 3), 6.375% due 6/01/2031                                            3,194
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi - 5.8%       5,850   Lowndes County, Mississippi, Solid Waste Disposal and PCR, Refunding (Weyerhaeuser
                                 Company Project), Series A, 6.80% due 4/01/2022                                              6,943
                       ------------------------------------------------------------------------------------------------------------
                         7,200   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 Resources Inc. Project), 5.875% due 4/01/2022                                                7,221
                       ------------------------------------------------------------------------------------------------------------
                         3,465   Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy
                                 Resources Inc. Project), 5.90% due 5/01/2022                                                 3,476
-----------------------------------------------------------------------------------------------------------------------------------
Missouri - 0.1%            145   Missouri State Housing Development Commission, S/F Mortgage Revenue Bonds (Homeowner
                                 Loan), AMT, Series A, 7.50% due 3/01/2031 (g)                                                  152
-----------------------------------------------------------------------------------------------------------------------------------
Nebraska - 0.3%            470   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series C,
                                 6.30% due 9/01/2028 (f)(g)                                                                     471
                       ------------------------------------------------------------------------------------------------------------
                           540   Nebraska Investment Finance Authority, S/F Housing Revenue Bonds, AMT, Series D,
                                 6.45% due 3/01/2028 (g)                                                                        549
-----------------------------------------------------------------------------------------------------------------------------------
Nevada - 1.1%              620   Clark County, Nevada, Improvement District Number 142, Special Assessment Bonds,
                                 6.375% due 8/01/2023                                                                           644
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $    50   Nevada Housing Division Revenue Bonds (S/F Program), AMT, Senior Series E, 7% due
                                 10/01/2019 (e)                                                                          $       50
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Washoe County, Nevada, Gas Facilities Revenue Bonds (Sierra Pacific Power Company),
                                 AMT, 6.65% due 12/01/2017 (b)                                                                2,506
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire - 0.2%       625   New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds
                                 (Catholic Medical Center), 5% due 7/01/2032                                                    628
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 9.0%        4,250   New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                             4,414
                       ------------------------------------------------------------------------------------------------------------
                         1,335   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2021                                                    1,449
                       ------------------------------------------------------------------------------------------------------------
                         1,100   New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                 Facility), Series A, 7.25% due 11/15/2031                                                    1,190
                       ------------------------------------------------------------------------------------------------------------
                         7,155   New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125% due
                                 3/01/2028                                                                                    7,398
                       ------------------------------------------------------------------------------------------------------------
                         1,325   New Jersey EDA, School Facilities Construction Revenue Bonds, Series P, 5.25% due
                                 9/01/2026                                                                                    1,398
                       ------------------------------------------------------------------------------------------------------------
                         3,000   New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                 AMT, 6.25% due 9/15/2029                                                                     3,066
                       ------------------------------------------------------------------------------------------------------------
                         1,680   New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                 Hospital Association), 6.625% due 7/01/2036                                                  1,732
                       ------------------------------------------------------------------------------------------------------------
                         5,785   Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                 7% due 6/01/2041                                                                             6,591
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico - 1.1%        3,160   Farmington, New Mexico, PCR, Refunding (Tucson Electric Power Company - San Juan
                                 Project), Series A, 6.95% due 10/01/2020                                                     3,286
-----------------------------------------------------------------------------------------------------------------------------------
New York - 17.5%         4,000   Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A,
                                 5.125% due 11/15/2031                                                                        4,123
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Metropolitan Transportation Authority, New York, Transportation Revenue Bonds,
                                 Series A, 5% due 11/15/2031                                                                  5,137
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Metropolitan Transportation Authority, New York, Transportation Revenue Refunding
                                 Bonds, Series F, 5% due 11/15/2030                                                           2,052
                       ------------------------------------------------------------------------------------------------------------
                           690   New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80% due
                                 6/01/2028                                                                                      741
                       ------------------------------------------------------------------------------------------------------------
                           890   New York City, New York, City IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facility Pooled Program), Series C-1, 6.50% due 7/01/2017                                      929
                       ------------------------------------------------------------------------------------------------------------
                         1,920   New York City, New York, City IDA, Special Facility Revenue Bonds (British Airways
                                 Plc Project), AMT, 7.625% due 12/01/2032                                                     2,156
                       ------------------------------------------------------------------------------------------------------------
                         9,250   New York City, New York, City Municipal Financing Authority, Water and Sewer Systems
                                 Revenue Bonds, Series B, 5% due 6/15/2036                                                    9,518
                       ------------------------------------------------------------------------------------------------------------
                         3,375   New York City, New York, City Transitional Finance Authority Revenue Bonds, RIB,
                                 Series 283, 8.56% due 11/15/2015 (m)                                                         4,035
                       ------------------------------------------------------------------------------------------------------------
                           490   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2010 (d)(j)                  540
                       ------------------------------------------------------------------------------------------------------------
                            40   New York City, New York, GO, Refunding, Series A, 6.375% due 5/15/2015 (d)                      44
                       ------------------------------------------------------------------------------------------------------------
                         3,500   New York City, New York, GO, Series F, 5.25% due 1/15/2033                                   3,646
                       ------------------------------------------------------------------------------------------------------------
                         4,995   New York City, New York, GO, Sub-Series I-1, 5% due 4/01/2025                                5,149
                       ------------------------------------------------------------------------------------------------------------
                         2,500   New York Liberty Development Corporation, Revenue Bonds (Goldman Sachs Headquarters),
                                 5.25% due 10/01/2035                                                                         2,738
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 7,000   New York State Dormitory Authority, Revenue Refunding Bonds, RIB, Series 305, 8.06%
                                 due 5/15/2015 (i)(m)                                                                    $    8,198
                       ------------------------------------------------------------------------------------------------------------
                         1,000   Westchester County, New York, IDA, Civic Facility Revenue Bonds (Special Needs
                                 Facilities Pooled Program), Series E-1, 6.50% due 7/01/2017                                  1,044
                       ------------------------------------------------------------------------------------------------------------
                         2,690   Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
                                 (Kendal on Hudson Project), Series A, 6.50% due 1/01/2034                                    2,853
-----------------------------------------------------------------------------------------------------------------------------------
North                    1,675   Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing
Carolina - 1.6%                  Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035         1,752
                       ------------------------------------------------------------------------------------------------------------
                         1,400   Haywood County, North Carolina, Industrial Facilities and Pollution Control Financing
                                 Authority Revenue Bonds (Champion International Corporation Project), AMT, 6.25% due
                                 9/01/2025                                                                                    1,422
                       ------------------------------------------------------------------------------------------------------------
                         1,500   North Carolina Medical Care Commission, Retirement Facilities, First Mortgage Revenue
                                 Bonds (Givens Estates Project), Series A, 6.375% due 7/01/2023                               1,601
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.7%      1,235   Allegheny County, Pennsylvania, IDA, Environmental Improvement Revenue Refunding
                                 Bonds, 5.50% due 11/01/2016                                                                  1,282
                       ------------------------------------------------------------------------------------------------------------
                           880   Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice
                                 Inc.), Series A, 6.125% due 1/01/2025                                                          915
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, RIB,
                                 Series 396, 8.063% due 1/01/2019 (h)(m)                                                      2,263
                       ------------------------------------------------------------------------------------------------------------
                           470   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                 Project), 6.125% due 2/01/2028                                                                 496
                       ------------------------------------------------------------------------------------------------------------
                         1,090   Montgomery County, Pennsylvania, IDA, Revenue Bonds (Whitemarsh Continuing Care
                                 Project), 6.25% due 2/01/2035                                                                1,147
                       ------------------------------------------------------------------------------------------------------------
                         2,000   Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue
                                 Bonds (National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027                        2,090
                       ------------------------------------------------------------------------------------------------------------
                         1,250   Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (University
                                 of Pennsylvania Medical Center Health System), Series A, 6% due 1/15/2031                    1,353
                       ------------------------------------------------------------------------------------------------------------
                         1,265   Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due
                                 12/01/2017                                                                                   1,275
                       ------------------------------------------------------------------------------------------------------------
                         2,425   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 5.85% due 12/01/2020                                           2,587
                       ------------------------------------------------------------------------------------------------------------
                         3,350   Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie
                                 Healthcare System), Series B, 7.125% due 12/01/2031                                          3,949
-----------------------------------------------------------------------------------------------------------------------------------
Rhode Island - 0.4%      1,140   Rhode Island State Health and Educational Building Corporation, Hospital Financing
                                 Revenue Bonds (Lifespan Obligation Group), 6.50% due 8/15/2012 (j)                           1,296
-----------------------------------------------------------------------------------------------------------------------------------
South                    1,200   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
Carolina - 1.5%                  Bonds (Lexington Medical Center), 5.50% due 5/01/2032                                        1,247
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Lexington County, South Carolina, Health Services District Inc., Hospital Revenue
                                 Refunding and Improvement Bonds, 5.50% due 11/01/2032                                        1,558
                       ------------------------------------------------------------------------------------------------------------
                         1,230   Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue
                                 Refunding Bonds, 6.50% due 8/15/2012 (j)                                                     1,404
                       ------------------------------------------------------------------------------------------------------------
                           180   South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds,
                                 AMT, Series A, 6.70% due 7/01/2027                                                             182
-----------------------------------------------------------------------------------------------------------------------------------
Tennessee - 4.1%         1,000   Johnson City, Tennessee, Health and Educational Facilities Board, Retirement
                                 Facility Revenue Bonds (Appalachian Christian Village Project), Series A, 6% due
                                 2/15/2024                                                                                    1,009
-----------------------------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 4,000   McMinn County, Tennessee, IDB, Solid Waste Revenue Bonds (Recycling Facility-Calhoun
                                 Newsprint), AMT, 7.40% due 12/01/2022                                                   $    4,057
                       ------------------------------------------------------------------------------------------------------------
                         1,700   Sevier County, Tennessee, Public Building Authority, Local Government Public
                                 Improvement Revenue Bonds, VRDN, Series VI-F-2, 3.66% due 6/01/2015 (l)(n)                   1,700
                       ------------------------------------------------------------------------------------------------------------
                         1,825   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                      2,085
                       ------------------------------------------------------------------------------------------------------------
                         3,175   Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital
                                 Revenue Refunding Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (j)                      3,627
-----------------------------------------------------------------------------------------------------------------------------------
Texas - 14.8%            1,600   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2028                                                          1,699
                       ------------------------------------------------------------------------------------------------------------
                         4,510   Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First
                                 Tier, Series A, 6.70% due 1/01/2032                                                          4,755
                       ------------------------------------------------------------------------------------------------------------
                           700   Bell County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds
                                 (Scott & White Memorial Hospital), VRDN, Series B-1, 3.66% due 8/15/2029 (i)(l)                700
                       ------------------------------------------------------------------------------------------------------------
                         1,500   Brazos River Authority, Texas, PCR, Refunding (Texas Utility Company), AMT, Series A,
                                 7.70% due 4/01/2033                                                                          1,746
                       ------------------------------------------------------------------------------------------------------------
                         1,810   Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project),
                                 Series B, 7.75% due 12/01/2018                                                               1,935
                       ------------------------------------------------------------------------------------------------------------
                         5,800   Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental
                                 Revenue Refunding Bonds (Dow Chemical Company Project), AMT, Series A-7, 6.625% due
                                 5/15/2033                                                                                    6,485
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility
                                 Revenue Bonds (E. I. du Pont de Nemours and Company Project), AMT, 6.40% due
                                 4/01/2026                                                                                    2,554
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Harris County, Texas, Health Facilities Development Corporation, Revenue Refunding
                                 Bonds, DRIVERS, Series 1018, 7.529% due 7/01/2010 (m)                                        6,587
                       ------------------------------------------------------------------------------------------------------------
                         3,440   Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
                                 (Reliant Energy Inc.), Series C, 8% due 5/01/2029                                            3,674
                       ------------------------------------------------------------------------------------------------------------
                         3,060   Port Corpus Christi, Texas, Individual Development Corporation, Environmental
                                 Facilities Revenue Bonds (Citgo Petroleum Corporation Project), AMT, 8.25% due
                                 11/01/2031                                                                                   3,183
                       ------------------------------------------------------------------------------------------------------------
                         2,500   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), AMT,
                                 Series B, 6.70% due 11/01/2030                                                               2,705
                       ------------------------------------------------------------------------------------------------------------
                           800   Port Corpus Christi, Texas, Revenue Refunding Bonds (Celanese Project), Series A,
                                 6.45% due 11/01/2030                                                                           859
                       ------------------------------------------------------------------------------------------------------------
                         3,670   Sabine River Authority, Texas, PCR, Refunding (TXU Electric Company Project/TXU
                                 Energy Company LLC), Series C, 5.20% due 5/01/2028                                           3,735
                       ------------------------------------------------------------------------------------------------------------
                         3,750   San Antonio, Texas, Electric and Gas Revenue Bonds, RIB, Series 469X, 7.59% due
                                 2/01/2014 (m)                                                                                4,225
-----------------------------------------------------------------------------------------------------------------------------------
Virginia - 2.9%          1,000   Chesterfield County, Virginia, IDA, PCR, Refunding (Virginia Electric and Power
                                 Company), Series B, 5.875% due 6/01/2017                                                     1,081
                       ------------------------------------------------------------------------------------------------------------
                         7,215   Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior-Series A,
                                 5.50% due 8/15/2008 (j)                                                                      7,591
-----------------------------------------------------------------------------------------------------------------------------------
Washington - 7.6%        2,425   Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue
                                 Refunding Bonds (Chelan Hydro System), AMT, Series D, 6.35% due 7/01/2028 (i)                2,524
                       ------------------------------------------------------------------------------------------------------------

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

                          Face
State                   Amount   Municipal Bonds                                                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                       $ 2,250   Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series 248,
                                 7.535% due 7/01/2018 (i)(m)                                                             $    2,646
                       ------------------------------------------------------------------------------------------------------------
                         1,125   Energy Northwest, Washington, Electric Revenue Refunding Bonds, DRIVERS, Series 255,
                                 8.032% due 7/01/2018 (b)(m)                                                                  1,352
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Washington State, GO, Trust Receipts, Class R, Series 6, 7.962% due 1/01/2014 (h)(m)         5,698
                       ------------------------------------------------------------------------------------------------------------
                         2,200   Washington State Health Care Facilities Authority Revenue Bonds (Kadlec Medical
                                 Center), 6% due 12/01/2010 (j)(k)                                                            2,358
                       ------------------------------------------------------------------------------------------------------------
                         5,000   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                                 Number 1), Series B, 7.125% due 7/01/2016                                                    6,118
                       ------------------------------------------------------------------------------------------------------------
                         1,900   Washington State Public Power Supply System, Revenue Refunding Bonds (Nuclear Project
                                 Number 3), Series B, 7.125% due 7/01/2016 (i)                                                2,333
-----------------------------------------------------------------------------------------------------------------------------------
Wisconsin - 1.5%         1,945   Badger Tobacco Asset Securitization Corporation, Wisconsin, Asset-Backed Revenue
                                 Bonds, 6.125% due 6/01/2027                                                                  2,066
                       ------------------------------------------------------------------------------------------------------------
                         2,215   Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Synergy
                                 Health Inc.), 6% due 11/15/2032                                                              2,376
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 0.5%       1,650   Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue
                                 Bonds, Series B, 5% due 7/01/2041                                                            1,653
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin              6,000   Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 2.2%                   Project), AMT, 6.50% due 7/01/2021                                                           6,721
-----------------------------------------------------------------------------------------------------------------------------------
                                 Total Investments (Cost - $441,188*) - 156.0%                                              471,487

                                 Other Assets Less Liabilities - 2.0%                                                         6,081

                                 Preferred Stock, at Redemption Value - (58.0%)                                            (175,249)
                                                                                                                         ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                          $  302,319
                                                                                                                         ==========

* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 441,230
                                                                      =========
      Gross unrealized appreciation                                   $  30,671
      Gross unrealized depreciation                                        (414)
                                                                      ---------
      Net unrealized appreciation                                     $  30,257
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FHA Insured.
(f)   FHLMC Collateralized.
(g)   FNMA/GNMA Collateralized.
(h)   FSA Insured.
(i)   MBIA Insured.
(j)   Prerefunded.
(k)   Radian Insured.
(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

MuniVest Fund II, Inc.
Schedule of Investments as of July 31, 2006                       (in Thousands)

(m) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(n)   XL Capital Insured.
o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                         Net            Dividend
      Affiliate                                       Activity           Income
      --------------------------------------------------------------------------
      Merrill Lynch Institutional
        Tax-Exempt Fund                                  --             $      3
      --------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MuniVest Fund II, Inc.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund II, Inc.

Date: September 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    MuniVest Fund II, Inc.

Date: September 20, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke
    Chief Financial Officer
    MuniVest Fund II, Inc.

Date: September 20, 2006